Basis for preparation, consolidation and accounting policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, investment property, cost model	20 years
Workers' profit sharing rate	8.00%
Qualifying asset, description	A qualifying asset is one whose value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use.
Applicable tax rate	32.00%	32.00%
Financial assets measured at fair value through other comprehensive income	$ 20.6
OSINERGMIN [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Contribution rate on sales invoice value	0.14%	(0.15%)
OEFA [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Contribution rate on sales invoice value		(0.11%)